TCW International Small Cap Fund
Investment Objective
The Fund's investment objective is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TCW International Small Cap Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW International Small Cap Fund		Class I	Class N
Management fees
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses
Total annual fund operating expenses
Fee Waiver [and/or expense reimbursement]
Net Expenses	[1]
[1]	The contractual fee waiver/expense reimbursement is for the one year period March 1, 2011 through February 29, 2012. At the conclusion of the one year period the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example TCW International Small Cap Fund (USD $)	1 year	3 years
Class I
Class N

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States. Small capitalization companies are companies with a market capitalization (share price multiplied by number of shares outstanding) of  $6 billion or less at time of investment and the Fund is not required to sell a security if its market capitalization appreciates above  $6 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

In selecting securities, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development as well as its position in the industry. In selecting the Fund's investments, the portfolio manager considers factors which may include one or more of the following:

•	companies with businesses that are entering into a growth cycle

•	companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	companies that enjoy a strong competitive position in their industry

•	companies with a strong management team

•	companies that demonstrate an ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, a country's and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cashflow, but are expected to do so in the future in the portfolio manager's opinion.

The Fund may invest in derivatives such as options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund's portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund's portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

foreign currency risk: the risk that the value of the Fund's investment denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market, economic and political conditions.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•	derivatives risk: the risk that changes in a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's securities and the Fund may have to sell at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results
Because the Fund is newly organized, it has no investment results. Updated information on the Fund's investment results can be obtained by visiting www.tcwfunds.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 9, 2010
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000892071
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 9, 2010
Document Effective Date	dei_DocumentEffectiveDate	Feb 22, 2011
Prospectus Date	rr_ProspectusDate	Feb 22, 2011
TCW International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets
Fee Waiver [and/or expense reimbursement]	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses	rr_NetExpensesOverAssets		[1]
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
TCW International Small Cap Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets
Fee Waiver [and/or expense reimbursement]	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses	rr_NetExpensesOverAssets		[1]
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
TCW International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest (except when maintaining a temporary defensive position) in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States. Small capitalization companies are companies with a market capitalization (share price multiplied by number of shares outstanding) of  $6 billion or less at time of investment and the Fund is not required to sell a security if its market capitalization appreciates above  $6 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

In selecting securities, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development as well as its position in the industry. In selecting the Fund's investments, the portfolio manager considers factors which may include one or more of the following:

•	companies with businesses that are entering into a growth cycle

•	companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	companies that enjoy a strong competitive position in their industry

•	companies with a strong management team

•	companies that demonstrate an ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, a country's and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cashflow, but are expected to do so in the future in the portfolio manager's opinion.

The Fund may invest in derivatives such as options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund's portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund's portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

foreign currency risk: the risk that the value of the Fund's investment denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market, economic and political conditions.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•	derivatives risk: the risk that changes in a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's securities and the Fund may have to sell at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized, it has no investment results. Updated information on the Fund's investment results can be obtained by visiting www.tcwfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized, it has no investment results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcwfunds.com

[1]	The contractual fee waiver/expense reimbursement is for the one year period March 1, 2011 through February 29, 2012. At the conclusion of the one year period the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.